Annual Operating Expenses {- Fidelity Small-Mid Cap Opportunities ETF} - 09.30 Fidelity Active Equity ETFs (B) - Combo PRO-05 - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF
	Nov. 29, 2021
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.64%

[1]	(a)Based on estimated amounts for the current fiscal year.